Restricted Cash (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Restricted cash			$ 50	$ 51	$ 50
Short-term restricted cash			50		$ 50
Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained	$ 200
Avidbank [Member]
Line of credit facility		250	250
Reduction in line of credit facility		50	50
Deposit		250	250
Restricted cash		250	200
Short-term restricted cash		$ 50	$ 50